Consolidated Statement of Changes In Stockholders' Equity(Unaudited) - USD ($)	Total	Series 1 Convertible Preferred Stock	Series 2 Convertible Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit
Balance at Dec. 31, 2015	$ 6,167,959	$ 1,640,985		$ 521	$ 23,213,318	$ (18,686,865)
Balance, shares at Dec. 31, 2015		328,197		5,210,408
Sale of Series 2 Preferred Stock	21,952,000		$ 21,952,000
Sale of Series 2 Preferred Stock, shares			21,952
Fair value of warrants issued to placement agent in conjunction with sale of Series 2 Preferred Stock	150,451				150,451
Costs related to sale of Series 2 Preferred Stock	(1,669,790)				(1,669,790)
Provision for compensation expense related to stock options	136,308				136,308
Conversion of preferred stock to common stock		$ (425,660)		$ 5	425,655
Conversion of preferred stock to common stock, shares		(85,132)		51,873
Exercise of stock options	42,500			$ 3	42,497
Exercise of stock options, shares				25,000
Net loss	(12,253,707)					(12,253,707)
Balance at Dec. 31, 2016	14,525,721	$ 1,215,325	$ 21,952,000	$ 529	22,298,439	(30,940,572)
Balance, shares at Dec. 31, 2016		243,065	21,952	5,287,281
Provision for compensation expense related to stock options	113,952				113,952
Conversion of preferred stock to common stock		$ (18,300)			18,300
Conversion of preferred stock to common stock, shares		(3,660)		2,220
Exercise of stock options	15,000				15,000
Exercise of stock options, shares				5,000
Net loss	(8,330,761)					(8,330,761)
Balance at Dec. 31, 2017	6,323,912	$ 1,197,025	$ 21,952,000	$ 529	22,445,691	(39,271,333)
Balance, shares at Dec. 31, 2017		239,405	21,952	5,294,501
Provision for compensation expense related to stock options	72,481				72,481
Warrants issued in connection with amended credit agreement and subsequent issuance of common stock upon exercise of the warrants	523,250			$ 18	523,232
Warrants issued in connection with amended credit agreement and subsequent issuance of common stock upon exercise of the warrants, Shares				175,000
Net loss	(4,261,250)					(4,261,250)
Balance at Jun. 30, 2018	$ 2,658,393	$ 1,197,025	$ 21,952,000	$ 547	$ 23,041,404	$ (43,532,583)
Balance, shares at Jun. 30, 2018		239,405	21,952	5,469,501